Federated Hermes MDT Large Cap Value Fund
Portfolio of Investments
July 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—3.1%
545,040		AT&T, Inc.	$ 10,492,020
209,203		Comcast Corp., Class A	8,633,808
83,920		Electronic Arts, Inc.	12,666,885
43,425		Omnicom Group, Inc.	4,257,387
286,675	[1]	ZoomInfo Technologies, Inc.	3,256,628
		TOTAL	39,306,728
		Consumer Discretionary—5.0%
248,304		Advance Auto Parts, Inc.	15,725,092
576,891		Gap (The), Inc.	13,545,401
68,837		McDonald’s Corp.	18,269,340
67,850		PVH Corp.	6,920,021
65,554	[1]	Royal Caribbean Cruises, Ltd.	10,273,623
		TOTAL	64,733,477
		Consumer Staples—8.6%
177,115		Albertsons Cos., Inc.	3,512,190
232,282		Colgate-Palmolive Co.	23,040,052
51,845		Kellanova	3,014,787
74,790		Kimberly-Clark Corp.	10,100,390
301,257		Kroger Co.	16,418,506
76,360		Molson Coors Beverage Company, Class B	4,035,626
170,941		PepsiCo, Inc.	29,516,382
67,416		Procter & Gamble Co.	10,837,796
148,026		WalMart, Inc.	10,160,505
		TOTAL	110,636,234
		Energy—6.6%
59,054		Chevron Corp.	9,476,395
167,205		Devon Energy Corp.	7,863,651
44,838		EOG Resources, Inc.	5,685,458
251,594		Exxon Mobil Corp.	29,836,533
129,949		Marathon Petroleum Corp.	23,003,572
33,795		Phillips 66	4,916,497
26,330		Valero Energy Corp.	4,258,088
		TOTAL	85,040,194
		Financials—22.1%
54,882		Ameriprise Financial, Inc.	23,603,102
17,884		Aon PLC	5,875,073
64,694	[1]	Arch Capital Group Ltd.	6,196,391
513,560		Bank of New York Mellon Corp.	33,417,349
24,110	[1]	Berkshire Hathaway, Inc., Class B	10,572,235
44,804		Cboe Global Markets, Inc.	8,221,982
24,343		CME Group, Inc.	4,715,483
24,350	[1]	Coinbase Global, Inc.	5,463,166
97,456	[1]	Fiserv, Inc.	15,940,878
154,184		Hartford Financial Services Group, Inc.	17,102,089
167,528		Interactive Brokers Group, Inc., Class A	19,981,065
47,401		JPMorgan Chase & Co.	10,086,933
136,842		Northern Trust Corp.	12,131,043

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
44,740	[1]	PayPal Holdings, Inc.	$ 2,942,997
161,831		Popular, Inc.	16,608,716
77,119		Progressive Corp., OH	16,512,720
221,148		Prudential Financial, Inc.	27,714,267
168,896		State Street Corp.	14,351,093
151,728		The Travelers Cos., Inc.	32,840,008
		TOTAL	284,276,590
		Health Care—16.4%
123,752		Abbott Laboratories	13,110,287
137,305		AbbVie, Inc.	25,445,363
26,309		Amgen, Inc.	8,746,953
82,949		Baxter International, Inc.	2,971,233
41,254	[1]	Biogen, Inc.	8,795,353
154,021	[1]	Centene Corp.	11,847,295
144,889		Dentsply Sirona, Inc.	3,932,287
844,639	[1]	Elanco Animal Health, Inc.	11,014,093
17,731		Elevance Health, Inc.	9,433,424
232,853		Gilead Sciences, Inc.	17,710,799
74,201	[1]	Illumina, Inc.	9,097,043
167,839	[1]	Incyte Genomics, Inc.	10,921,284
211,116		Johnson & Johnson	33,324,661
14,304		McKesson Corp.	8,825,854
181,554		Merck & Co., Inc.	20,539,204
27,333		Teleflex, Inc.	6,038,406
16,770		UnitedHealth Group, Inc.	9,662,203
		TOTAL	211,415,742
		Industrials—13.3%
90,906		3M Co.	11,595,060
106,907		AGCO Corp.	10,094,159
37,014		Caterpillar, Inc.	12,814,247
107,638		Fortive Corp.	7,733,790
122,876		GE Aerospace	20,913,495
19,794		Lennox International, Inc.	11,549,799
75,708		Manpower, Inc.	5,797,719
73,708		Masco Corp.	5,738,168
201,164		Otis Worldwide Corp.	19,009,998
24,201		Pentair PLC	2,126,542
91,528	[1]	SPX Technologies, Inc.	13,504,041
33,314		Trane Technologies PLC	11,136,204
10,692		TransDigm, Inc.	13,837,800
54,721	[1]	Uber Technologies, Inc.	3,527,863
76,878		Union Pacific Corp.	18,968,109
3,880		United Rentals North America, Inc.	2,937,548
		TOTAL	171,284,542
		Information Technology—10.0%
96,132	[1]	AppLovin Corp.	7,411,777
57,802		Cisco Systems, Inc.	2,800,507
172,103	[1]	DXC Technology Co.	3,500,575
318,850	[1]	Fortinet, Inc.	18,506,054
229,913	[1]	GoDaddy, Inc.	33,440,846
1,008,116		Hewlett Packard Enterprise Co.	20,071,589
396,725	[1]	Nutanix, Inc.	20,038,580

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
45,955		Qualcomm, Inc.	$ 8,315,557
206,928		Vishay Intertechnology, Inc.	5,030,420
154,860	[1]	Zoom Video Communications, Inc.	9,353,544
		TOTAL	128,469,449
		Materials—5.5%
187,599		Berry Global Group, Inc.	12,329,006
122,789		CRH PLC	10,523,017
126,091		Newmont Corp.	6,187,285
52,878		Nucor Corp.	8,615,941
152,277		PPG Industries, Inc.	19,336,134
37,981		Sherwin-Williams Co.	13,323,735
		TOTAL	70,315,118
		Real Estate—3.9%
480,792		Kilroy Realty Corp.	17,774,880
74,694		SBA Communications, Corp.	16,398,321
236,297	[2]	SL Green Realty Corp.	15,746,832
		TOTAL	49,920,033
		Utilities—3.7%
92,702		Constellation Energy Corp.	17,594,840
121,931		Pinnacle West Capital Corp.	10,436,074
243,559		Vistra Corp.	19,294,744
		TOTAL	47,325,658
		TOTAL COMMON STOCKS (IDENTIFIED COST $998,626,876)	1,262,723,765
		INVESTMENT COMPANY—3.0%
38,414,431		Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[3] (IDENTIFIED COST $38,414,431)	38,414,431
		TOTAL INVESTMENT IN SECURITIES—101.2% (IDENTIFIED COST $1,037,041,307)	1,301,138,196
		OTHER ASSETS AND LIABILITIES - NET—(1.2%)[4]	(15,654,336)
		TOTAL NET ASSETS—100%	$1,285,483,860
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$7,683,040	$16,130,832	$23,813,872
Purchases at Cost	$112,712,538	$71,966,455	$184,678,993
Proceeds from Sales	$(81,981,147)	$(88,095,534)	$(170,076,681)
Change in Unrealized Appreciation/Depreciation	$—	$(4,348)	$(4,348)
Net Realized Gain/(Loss)	$—	$2,595	$2,595
Value as of 7/31/2024	$38,414,431	$—	$38,414,431
Shares Held as of 7/31/2024	38,414,431	—	38,414,431
Dividend Income	$616,333	$582,140	$1,198,473

*	All or a portion of the balance/activity for the fund relates to cash collateral received on security lending transactions.

Fair Value of Securities Loaned	Collateral Received
$15,587,096	$15,963,835

1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any Over-the-counter (OTC) derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.